Condensed Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Installment loans, measured at fair value	¥ 60,859	¥ 78,020
Investment in securities, measured at fair value	51,788	39,796
Available-for-sale debt securities, amortized Cost	3,368,877	3,230,567
Available-for-sale debt securities, allowance for credit losses	(3,354)	(3,505)
Other assets, measured at fair value	555	1,163
Policy liabilities and policy account balances, measured at fair value	¥ 145,670	¥ 138,027